Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, authorized	75,000,000	75,000,000
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	35,842,980	31,937,772
Ordinary shares, outstanding	35,842,980	31,937,772